Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Accounts receivable, net of allowance	$ 6,059	$ 5,837	$ 1,789
Short-term debt, fair value	$ 3,695	17,223	37,603
Short-term debt, unpaid principal balance		$ 16,623	$ 37,000
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	730,000,000	730,000,000	730,000,000
Common stock, shares issued	21,984,614	19,378,192	14,892,129
Common stock, shares outstanding	21,984,614	19,378,192	14,892,129